Cover Document	Jan. 29, 2021
Cover [Abstract]
Entity Registrant Name	EATON CORPORATION plc
Document Type	8-K/A
Document Period End Date	Jan. 29, 2021
Entity Central Index Key	0001551182
Entity Incorporation, State or Country Code	L2
Entity File Number	000-54863
Entity Tax Identification Number	98-1059235
City Area Code	+353
Local Phone Number	1637 2900
Entity Address, Address Line One	Eaton House,
Entity Address, Address Line Two	30 Pembroke Road,
Entity Address, City or Town	Dublin 4,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 Y0C2
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares ($0.01 par value)
Trading Symbol	ETN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false